Note 13 - Long-Term Debt (Details) - Long-Term Debt: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Long-Term Debt: [Abstract]
Total long-term debt	Dec. 31, 2014
Total long-term debt	Dec. 31, 2015
Total long-term debt	$ 40,441	$ 43,331
Current portion of long-term debt	(3,948)	(4,190)
Long-term debt	$ 36,493	$ 39,141